Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2018
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions

2.  Significant accounting judgments, estimates and assumptions

The preparation of these financial statements requires management to make estimates, assumptions and judgments that affect the reported amount of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s consolidated financial statements. Note 1 to the Company’s consolidated financial statements provides a detailed discussion of the significant accounting policies.

Certain of the Company’s accounting policies reflect significant judgments, assumptions or estimates about matters that are both inherently uncertain and material to the Company’s financial position or results of operations.

Actual results could differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

i)  Aircraft maintenance deposits paid to lessors

The Company makes certain assumptions at the inception of a lease and at each reporting date to determine the recoverability of maintenance deposits. The key assumptions include the estimated time between the maintenance events, the costs of future maintenance, the date the aircraft is due to be returned to the lessor and the number of flight hours the aircraft is estimated to be flown before it is returned to the lessor (Note 11).

ii)  LTIP, LTRP and MIP (equity settled)

The Company measures the cost of its equity-settled transactions at fair value at the date the equity benefits are conditionally granted to employees.

The cost of equity-settled transactions is recognized in earnings, together with a corresponding increase in treasury shares, over the period in which the performance and/or service conditions are fulfilled. For grants that vest on meeting performance conditions, compensation cost is recognized when it becomes probable that the performance condition will be met. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life of the share option, volatility and dividend yield, and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in (Note 17).

SARs plan (cash settled)

The cost of the SARs plan is measured initially at fair value at the grant date, further details of which are given in (Note 17). This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in salaries and benefits expense together with the grant date fair value. As with the equity settled awards described above, the valuation of cash settled award also requires using similar inputs, as appropriate.

iii)  Deferred taxes

Deferred tax assets are recognized for all available tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Management’s judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning opportunities to advance taxable profit before expiration of available tax losses.

Tax losses relate to operations of the Company on a stand-alone basis, in conformity with current Tax Law and may be carried forward against taxable income generated in the succeeding years at each country and may not be used to offset taxable income elsewhere in the Company’s consolidated group (Note 19).

During the years ended December 31, 2018, 2017 and 2016, the Company used Ps.154,353, Ps.16,378 and Ps.195,116, respectively, of the available tax loss carry-forwards (Note 19).

iv)  Fair value of financial instruments

Where the fair value of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flows model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values.

The judgments include considerations of inputs such as liquidity risk, credit risk and expected volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments (Note 4).

v)  Impairment of long-lived assets

The Company assesses whether there are indicators of impairment for long-lived assets annually and at other times when such indicators exist in the related CGU. Impairment exists when the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less cost to sell and its value-in-use. The value-in-use calculation is based on a discounted cash flow model, using the Company’s projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

vi)  Allowance for expected credit loss

An allowance for expected credit loss on accounts receivables is established in accordance with the information mentioned in Note 1f) ii).